Commitments and Contingencies (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Future Minimum Lease Payments Under Non-Cancelable Operating Leases
Future minimum lease payments under
non-cancelable
operating leases as of June 30, 2022 are as follows (in
thousands):

Remainder of 2022	$879
2023	1,262
2024	1,299
2025	1,338
2026	1,379
Thereafter	4,006

Total minimum future lease payments	$10,163

Rigetti Holdings Inc [Member]
Summary of Future Minimum Lease Payments Under Non-Cancelable Operating Leases
Future minimum lease payments under
non-cancelable
operating leases as of December 31, 2021 are as
follows:

Years Ending December 31,
2022	$1,807,759
2023	901,316
2024	928,355
2025	956,206
2026	81,262

Total minimum future lease payments	$4,674,898